Derivative Instruments and Hedging Activities - Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Pre-Tax Gain Recognized in OCI or OCL	$ 0	$ 0	$ 4,708
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Pre-Tax Gain Recognized in OCI or OCL	$ 0	$ 18,960	$ 2,269